UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     August 07, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     252721


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-4490                       Vontobel USA Inc.

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Ace Ltd                        ORD              G0070K103     4900   175000 SH        SOLE                  175000
Adobe Systems Inc              COM              00724F101      494     3800 SH        SOLE                    3800
Aegon N V                      ORD AMER REG     007924103     4560   128004 SH        SOLE                  128004
Albertsons Inc                 COM              013104104     5187   156000 SH        SOLE                  156000
Alltel Corp                    COM              020039103     1050    16950 SH        SOLE                   16950
American Home Prods Corp       COM              026609107      764    13000 SH        SOLE                   13000
American Intl Group Inc        COM              026874107     6833    58152 SH        SOLE                   58152
American Pwr Conversion Corp   COM              029066107     1629    39900 SH        SOLE                   39900
Apple Computer Inc             COM              037833100      938    17900 SH        SOLE                   17900
Applied Materials Inc          COM              038222105      630     6950 SH        SOLE                    6950
Bed Bath & Beyond Inc          COM              075896100     1008    27800 SH        SOLE                   27800
Bellsouth Corp.                COM              079860102     1185    27800 SH        SOLE                   27800
Berkshire Hathaway Inc Del     CL A             084670108     7102      132 SH        SOLE                     132
British Pete PLC               American Shares  110889409    10499   185620 SH        SOLE                  185620
California Center Bank of LA   COM              13007A103     3383   199748 SH        SOLE                  199748
Chubb Corp                     COM              171232101     3253    52900 SH        SOLE                   52900
Citigroup Inc                  COM              172967101     1205    20000 SH        SOLE                   20000
Comerica Inc                   COM              200340107     1023    22800 SH        SOLE                   22800
Computer Associates Intl Inc   COM              204912109     1454    28400 SH        SOLE                   28400
Countrywide Credit Ind Del     COM              222372104      597    19700 SH        SOLE                   19700
CVS Corp                       COM              126650100     6940   173500 SH        SOLE                  173500
Dallas Semiconductor Corp      COM              235204104     1292    31700 SH        SOLE                   31700
Dell Computer Corp             COM              247025109      464     9400 SH        SOLE                    9400
Dollar General Corp            COM              256669102     6501   333387 SH        SOLE                  333387
Donaldson Inc                  COM              257651109      625    31650 SH        SOLE                   31650
Ecolab Inc                     COM              278865100      695    17800 SH        SOLE                   17800
Elan PLC                       ADR              284131208    15815   326500 SH        SOLE                  326500
Emerson Electric Co            COM              291011104     1123    11600 SH        SOLE                   11600
Ethan Allen Interiors Inc      COM              297602104     4000   166650 SH        SOLE                  166650
Exxon Corp                     COM              302290101      510     6500 SH        SOLE                    6500
Federal Home Loan Mtg Corp     COM              313400301    11044   272700 SH        SOLE                  272700
Federal National Mtg Assn      COM              313586109    10551   202176 SH        SOLE                  202176
Gannett Co                     COM              364730101     4223    70600 SH        SOLE                   70600
Gillette Co                    CL A             375766102     2856    81750 SH        SOLE                   81750
Health Management Assoc New    COM              421933102     4883   373800 SH        SOLE                  373800
Hewlett Packard Co             COM              428236103      462     3700 SH        SOLE                    3700
Home Depot Inc                 COM              437076102     1483    29700 SH        SOLE                   29700
Horace Mann Educators New      COM              440327104     6903   460200 SH        SOLE                  460200
IMS Health Inc                 COM              449934108     3051   169500 SH        SOLE                  169500
India Fund Inc                 COM              454089103     2211   155818 SH        SOLE                  155818
Intel Corp                     COM              458140100     1056     7900 SH        SOLE                    7900
Interpublic Group Cos Inc      COM              460690100      563    13100 SH        SOLE                   13100
IPC Holdings Ltd               COM              G4933P101     3129   223500 SH        SOLE                  223500
Johnson & Johnson              COM              478160104     1416    13900 SH        SOLE                   13900
Knight Ridder Inc              COM              499040103     5388   101300 SH        SOLE                  101300
Matav-Cable Sys Media LTD      SP0N ADR         576561104      965    24100 SH        SOLE                   24100
McDonalds Corp                 COM              580135101     4481   136050 SH        SOLE                  136050
Merck & Co                     COM              589331107     1111    14500 SH        SOLE                   14500
Mercury General Corp New       COM              589400100     7156   302900 SH        SOLE                  302900
Microsoft Corp                 COM              594918104     1427    17840 SH        SOLE                   17840
Morgan Stanley Dean Witter Co  COM NEW          617446448      466     5600 SH        SOLE                    5600
Morgan Stanley India Invt Fd   COM              61745C105     1091    90900 SH        SOLE                   90900
Motorola Inc                   COM              620076109      913    31400 SH        SOLE                   31400
Nokia Corp                     SP0N ADR         654902204    27628   553250 SH        SOLE                   27628
Novellus Systems Inc           COM              670008101     1742    30800 SH        SOLE                   30800
Nucor Corp                     COM              670346105      495    14900 SH        SOLE                   14900
Old Republic International     COM              680223104     6007   364082 SH        SOLE                  364082
Orbotech LTD                   ORD              M75253100     2118    22800 SH        SOLE                   22600
Paine Webber Group Inc         COM              695629105      589    12950 SH        SOLE                   12950
Patterson Dental Co            COM              703412106     1056    20700 SH        SOLE                   20700
Pepsico Inc                    COM              713448108      178     4000 SH        SOLE                    4000
Pfizer Inc                     COM              717081103      670    13950 SH        SOLE                   13950
Renaissance Re Holdings Ltd    COM              G7496G103     4626   106200 SH        SOLE                  106200
SBC Communications Inc         COM              78387G103     1244    28750 SH        SOLE                   28750
Sherwin Williams Co            COM              824348106     4909   231700 SH        SOLE                  231700
SK Telecom LTD                 SPON ADR         78440P108     1173    32240 SH        SOLE                   32240
Synovus Financial Corp         COM              87161C105      619    35100 SH        SOLE                   35100
Taiwan Semeconductor MFG LTD   SP0N ADR         874039100      962    24836 SH        SOLE                   24836
Telecomunicacoes Brasileiras   SP0N ADR PF BLK  879287308     2579    26555 SH        SOLE                   26555
Telefonica DE Aregentina SA    SP0N ADR CL B    879378206      889    28000 SH        SOLE                   28000
Telefonos De Mexico SA         SP0N ADR REP ORD 879403780     4633    81100 SH        SOLE                   81100
Tellabs Inc                    COM              879664100      825    12050 SH        SOLE                   12050
Texaco Inc                     COM              881694103     1022    19200 SH        SOLE                   19200
Torchmark Corp                 COM              891027104     4345   176000 SH        SOLE                  176000
Unum Corp                      COM              903192102     4302   214443 SH        SOLE                  214443
Watts Industries Inc           CL A             942749102     3560   282000 SH        SOLE                  282000
Wells Fargo & Co Del           COM              949740104     3561    91900 SH        SOLE                   91900
Wrigley William Jr Co          COM              982526105      501     6250 SH        SOLE                    6250